Operating expenses and cost of services (Tables)	12 Months Ended
Dec. 31, 2023
Operating expenses and cost of services
Schedule of operating expenses and cost of services
	2023	2022	2021
	US $ in millions
Wages, maintenance and other vessel operating costs	31.8	34.5	14.3
Expenses relating to fleet equipment
(mainly containers and chassis)	31.5	29.1	28.1
Bunker and lubricants	1,098.8	1,434.8	739.8
Insurance	21.5	15.2	11.5
Expenses related to cargo handling	1,671.4	1,981.6	1,879.9
Port expenses	500.7	359.0	255.5
Agents' salaries and commissions	209.5	261.1	238.8
Cost of related services and sundry	216.9	216.1	170.9
Slots purchase and hire of vessels	79.4	398.8	530.5
Hire of containers	23.6	34.3	36.6
	3,885.1	4,764.5	3,905.9